GuidePath Tactical Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 70.9%	Shares	Value
Biotechnology - 4.4%
Regeneron Pharmaceuticals, Inc. (a)	18,712	$13,329,119
United Therapeutics Corp. (a)	44,227	15,605,055
		28,934,174

Building Products - 1.1%
Builders FirstSource, Inc. (a)	48,921	6,992,278

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	555,358	12,645,502

Electric Utilities - 7.7%
NRG Energy, Inc.	180,989	16,328,828
OGE Energy Corp.	63,275	2,610,094
Vistra Corp.	231,158	31,869,753
		50,808,675

Financial Services - 0.6%
MGIC Investment Corp. (b)	179,366	4,252,768

Food & Staples Retailing - 3.0%
Sprouts Farmers Market, Inc. (a)	153,992	19,567,763

Food Products - 3.8%
Ingredion, Inc.	115,701	15,915,830
Pilgrim's Pride Corp. (a)	201,031	9,124,797
		25,040,627

Household Durables - 6.3%
DR Horton, Inc.	106,774	14,929,141
PulteGroup, Inc.	146,999	16,008,191
Taylor Morrison Home Corp. (a)	167,164	10,232,108
		41,169,440

Household Products - 2.8%
Procter & Gamble Co.	109,213	18,309,559

Insurance - 11.7%
Aflac, Inc.	224,396	23,211,522
Arch Capital Group Ltd.	157,354	14,531,642
Everest Group Ltd.	42,321	15,339,670
Hartford Financial Services Group, Inc.	213,677	23,376,264
		76,459,098

Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	91,683	17,355,592
Meta Platforms, Inc. - Class A	37,297	21,837,766
		39,193,358

Machinery - 1.8%
Snap-on, Inc.	34,239	11,623,456

Metals & Mining - 1.6%
Steel Dynamics, Inc.	93,712	10,689,728

Oil, Gas & Consumable Fuels - 1.1%
CNX Resources Corp. (a)(b)	198,276	7,270,781

Professional Services - 1.0%
Science Applications International Corp.	58,209	6,506,602

Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp.	204,987	27,527,704
QUALCOMM, Inc.	61,070	9,381,574
		36,909,278

Software - 5.7%
DocuSign, Inc. (a)	94,245	8,476,395
Microsoft Corp.	69,264	29,194,776
		37,671,171

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	126,495	31,676,878
TOTAL COMMON STOCKS (Cost $347,237,186)		465,721,136

INVESTMENT COMPANIES - 27.0%	Shares	Value
Alternative Funds - 1.9%
ProShares Ultra S&P500	137,396	12,710,504

Domestic Equity Funds - 25.1%
iShares Core S&P 500 ETF	268,003	157,768,006
Vanguard S&P 500 ETF	12,170	6,557,318
		164,325,324
TOTAL INVESTMENT COMPANIES (Cost $174,884,192)		177,035,828

SHORT-TERM INVESTMENTS - 2.9%		Value
Investments Purchased with Proceeds from Securities Lending - 0.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (c)	5,986,245	5,986,245

Money Market Funds - 2.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (c)	12,744,920	12,744,920
TOTAL SHORT-TERM INVESTMENTS (Cost $18,731,165)		18,731,165

TOTAL INVESTMENTS - 100.8% (Cost $540,852,543)		661,488,129
Liabilities in Excess of Other Assets - (0.8)%		(5,351,889)
TOTAL NET ASSETS - 100.0%		$656,136,240
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $5,800,010 which represented 0.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.